STOCK OPTIONS (Details 5) - $ / shares	14 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Number of restricted stock units at beginning
Number of restricted stock units, Granted to service providers	454,200
Number of restricted stock units, Granted to employees	271,500
Number of restricted stock units at ending	725,700
Warrants [member]
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, restricted stock unit at beginning
Weighted Average Exercise Price, Granted to service providers		0.83
Weighted Average Exercise Price, Granted to employees		0.91
Weighted Average Exercise Price, restricted stock unit at ending		$ 0.86